Shareholders' Deficit (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Jan. 06, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preference shares, authorized	20,000,000	20,000,000		20,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, shares authorized	350,000,000	350,000,000		350,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, issued	197,566,338	197,266,338		197,266,338
Ordinary shares, outstanding	197,566,338	197,266,338		197,266,338
Vickers Vantage [Member]
Class of Stock [Line Items]
Preference shares, authorized	1,000,000	1,000,000		1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, issued	3,450,000	3,450,000	3,450,000	3,450,000
Ordinary shares, outstanding	3,450,000	3,450,000	3,450,000	3,450,000
Ordinary shares subject to possible redemption	9,726,395	13,800,000		0